Other liabilities (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Number of warrants outstanding	2,807,883	5,097,550	5,097,550
Number of warrants outstanding net	2,807,883
Exercise price net	$ 4.50
Weighted average remaining contractual life net	2 months 23 days
March 25, 2024 [Member]
Statement [Line Items]
Number of warrants outstanding	2,807,883
March 25 2024 Exercise price	$ 4.50
March 25 2024 Weighted average remaining contractual life	2 months 23 days